(LOSS) EARNING PER SHARE - Basic and diluted (loss) earnings per share (Details) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands	9 Months Ended
	Sep. 30, 2024 CNY (¥) ¥ / shares shares	Sep. 30, 2024 USD ($) $ / shares shares	Sep. 30, 2023 CNY (¥) ¥ / shares shares
Numerator:
Net (loss) income	¥ 244,973	$ 34,910	¥ (173,881)
Net income attributable to noncontrolling interest	(50,677)	$ (7,221)	(27,167)
Less: Net income attributable to convertible note holders based on their participating rights	(16,001)
Adjusted net (loss) income attributable to ordinary shareholders - Basic	178,295		(201,048)
Reversal of net income attributable to convertible promissory notes	16,001
Adjust for changes in the fair value of financial liabilities	2,537		(21,718)
Adjust for gain on debt extinguishment	(246,175)
Adjust for interest for convertible promissory notes	22,723		2,370
Adjusted net loss attributable to ordinary shareholders -Diluted	¥ (26,619)		¥ (220,396)
Denominator:
Weighted average number of shares outstanding-basic (in shares) | shares	1,588,659,647	1,588,659,647	888,724,901
Weighted average number of shares outstanding-diluted (in shares) | shares	1,730,216,309	1,730,216,309	899,884,241
(Loss) earning per share-Basic:
Basic | (per share)	¥ 0.11	$ 0.02	¥ (0.23)
(Loss) earning per share-diluted
Diluted | (per share)	¥ (0.02)	$ 0	¥ (0.24)